Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2012 were as follows:

	March 31, 2013
	Quoted Market Prices of Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities	$3,183	$—	$—
Forward contracts	—	1,979	—
Cross-currency swaps	—	3,431	—

	$3,183	$5,410	$—

Liabilties
Interest rate swap	$—	$1,206	$—
Forward contracts	—	1,318	—

	$—	$2,524	$—

	March 31, 2012
	Quoted Market Prices	Significant Other	Significant Unobservable
	of Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Assets
Marketable securities	$7,835	$—	$—
Forward contracts	—	1,837	—
Cross-currency swaps	—	4,163	—

	$7,835	$6,000	$—

Liabilties
Interest rate swap	$—	$1,333	$—
Forward contracts	—	237	—

	$—	$1,570	$—